Note 12 - Basic and Diluted Net Loss Per Share (Tables)	3 Months Ended
Mar. 31, 2025
Notes Tables
Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share [Table Text Block]
2025
Warrants (Note 11.b)	921,381
Stock options (Note 11.d)	476,741
Unvested RSUs (Note 11.e)	10,000
Unvested DSUs (Note 11.f)	33,332
Shares issuable pursuant to the Inducement Agreement (Note 11.b)	340,000
Total	1,781,454